PROVISION FOR JUDICIAL LIABILITIES - Possible losses - Labor (Details) - Labor	Dec. 31, 2025 BRL (R$) item	Dec. 31, 2024 BRL (R$) item
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 189,506,000	R$ 171,480,000
Possible losses
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,211	1,135
Possible losses for which no provision was recorded	R$ 189,506	R$ 171,480